Reconciliation of profit before taxation to headline operating profit	6 Months Ended
Jun. 30, 2024
Reconciliation of operating profit to headline operating profit [Abstract]
Reconciliation of profit before taxation to headline operating profit	Reconciliation of profit before taxation to headline operating profit

	Six months ended 30 June 2024	Six months ended 30 June 2023
	£m	£m
Profit before taxation	338	204
Finance and investment income	(74)	(103)
Finance costs	210	231
Revaluation and retranslation of financial instruments	(35)	(25)
Profit before interest and taxation	439	307
Earnings from associates - after interest and tax	(16)	(1)
Operating profit	423	306
Goodwill impairment	—	53
Amortisation and impairment of acquired intangible assets	57	36
Impairment of investments in associates	23	11
Restructuring and transformation costs	131	87
Property-related restructuring costs	22	180
(Gains)/losses on disposal of investments and subsidiaries	(8)	3
Gains on disposal of property	(2)	—
Litigation settlement	—	(10)
Headline operating profit	646	666